Inventories (Tables)	12 Months Ended
Sep. 30, 2023
Disclosure Of Inventories [Abstract]
Summary of Inventories

	September 30, 2023	September 30, 2022
Raw materials	69,580	77,954
Work in progress	23,102	19,621
Finished goods	502,410	438,030
Total inventories at the lower of cost and net realizable value	595,092	535,605